Share-Based Compensation	12 Months Ended
Oct. 31, 2025
Share-Based Compensation [Abstract]
Share-Based Compensation
NOTE 21: SHARE-BASED COMPENSATION
STOCK OPTION PLAN
The Bank maintains a stock option program

for certain key employees. Options on

common shares are granted to eligible employees

of the Bank under the plan
for terms of ten years

and vest over a
four-year

period. These options provide holders

with the right to purchase common shares of

the Bank at a fixed price equal
to the closing market price of the shares

on the TSX on the day prior to the date the

options were issued. The outstanding options

expire on various dates to
December 12, 2034.
The following table summarizes the Bank’s stock

option activity and related information,

adjusted to reflect the impact of the 2014

stock
dividend on a retrospective basis, for the

years ended October 31, 2025

and October 31, 2024.
Stock Option Activity
(millions of shares and Canadian dollars) 2025 2024
Weighted- Weighted-
Number average Number average
of shares exercise price of shares exercise price
Number outstanding, beginning of year 14.7 $ 79.17 14.1 $ 76.58
Granted 2.0 75.76 2.6 81.78
Exercised (2.3) 65.99 (1.7) 60.07
Forfeited/expired (0.2) 85.29 (0.3) 85.36
Number outstanding, end of year 14.2 $ 80.65 14.7 $ 79.17
Exercisable, end of year 5.2 $ 70.94 5.4 $ 68.51
Available for grant 3.4 5.1
The weighted-average share price for the

options exercised in 2025 was $
93.40

(2024 – $
80.57 ).
The following table summarizes information

relating to stock options outstanding and

exercisable as at October 31, 2025.
Range of Exercise Prices
(millions of shares and Canadian dollars)

Options outstanding

Options exercisable
Weighted-

average Weighted-

Weighted-

Number remaining average Number average

of shares contractual exercise of shares exercise
outstanding life (years) price exercisable price
$ 53.15 -$ 69.39 1.7 2.3 68.07 1.7 68.07
$ 71.88 -$ 72.64
2.2 4.0 72.13 2.2 72.13
$ 72.84 -$ 81.78
5.6 7.5 77.67 1.3 72.84
$ 90.55
2.4 7.0 90.55 – –
$ 95.33
2.3 6.0 95.33 – –
For the year ended October 31, 2025, the Bank

recognized compensation expense for

stock option awards of $
22.9

million (October 31, 2024 – $
34.2

million). For
the year ended October 31, 2025, 2.0

million (October 31, 2024 –
2.6

million) options were granted by the Bank at a

weighted-average fair value of $
12.80

per
option (2024 – $ 14.36

per option) estimated using a binomial tree-based

valuation option pricing model.
The following table summarizes the assumptions

used for estimating the fair value of options

for the years ended October 31, 2025 and

October 31, 2024.
Assumptions Used for Estimating the

Fair Value of Options
(in Canadian dollars, except as noted) 2025 2024
Risk-free interest rate 3.08% 3.41%
Option contractual life 10

years
10

years
Expected volatility 19.47% 18.92%
Expected dividend yield 3.94% 3.78%
Exercise price/share price $ 75.76 $ 81.78
The risk-free interest rate is based on Government

of Canada benchmark bond yields as

at the grant date. Expected volatility is

calculated based on the historical
average daily volatility and expected dividend

yield is based on dividend payouts in the last

fiscal year. These assumptions are measured over a period
corresponding to the option contractual life.
OTHER SHARE-BASED COMPENSATION PLANS
The Bank operates restricted share unit and performance

share unit plans which are offered to certain employees

of the Bank. Under these plans, participants

are
awarded share units equivalent to the Bank’s

common shares that generally vest over
three years
. During the vesting period, dividend equivalents

accrue to the
participants in the form of additional share

units. At the maturity date, the participant receives

cash representing the value of the share

units. The final number of
performance share units will typically vary

from
80 % to 120
% of the number of units outstanding

at maturity (consisting of initial units awarded

plus additional units
in lieu of dividends) based on the Bank’s total

shareholder return relative to the average of

a peer group of large Canadian financial

institutions.

For the year ended
October 31, 2025, the Bank awarded 12.9

million of such share units at a weighted-average

price of $
76.19

(2024 –
9.9

million units at a weighted-average price of
$ 81.54
). The number of such share units outstanding

under these plans as at October 31, 2025

was
32.2

million (October 31, 2024 –
27.9

million).
The Bank also offers deferred share unit plans

to eligible employees and non-employee directors.

Under these plans, a portion of the participant’s

annual
incentive award may be deferred,

or in the case of non-employee directors,

a portion of their annual compensation

may be delivered as share units equivalent

to
the Bank’s common shares. The deferred share units

are not redeemable by the participant until

termination of employment or directorship. Once

these conditions
are met, the deferred share units

must be redeemed for cash no later than

the end of the next calendar year. Dividend equivalents accrue to the participants in the
form of additional units. For the year ended

October 31, 2025, the Bank awarded
0.2

million deferred share units at a weighted-average

price of $
79.30

(2024 –
0.2

million units at a weighted-average price

of $
81.57 ). As at October 31, 2025, 5.9

million deferred share units were outstanding

(October 31, 2024 –
6.6

million).
Compensation expense for these plans is recorded

in the year the incentive award is earned

by the plan participant. Changes in the value of

these plans are
recorded, net of the effects of related hedges, on

the Consolidated Statement of Income.

For the year ended October 31, 2025, the Bank

recognized
compensation expense, net of the effects of hedges,

for these plans of $
1,043

million (2024 – $
970

million). The compensation expense recognized

before the
effects of hedges was $ 2,390

million (2024 – $
903

million). The carrying amount of the liability relating

to these plans, based on the closing share

price, was
$ 4.4

billion at October 31, 2025 (October

31, 2024 – $
2.7

billion), and is reported in Other liabilities

on the Consolidated Balance Sheet.
EMPLOYEE OWNERSHIP PLAN
The Bank also operates a share purchase plan

available to Canadian employees. Employees

can contribute up to
10
% of their annual eligible earnings (net

of
source deductions) to the Employee Ownership

Plan. For participating employees below

the level of Vice President, the Bank matches
100 % of the first $ 250

of
employee contributions each year and the remainder

of employee contributions at
50 % to an overall maximum of 3.5 % of the employee’s eligible earnings or
$ 2,250
, whichever comes first. The Bank’s contributions

vest once an employee has completed

two years of continuous service with the Bank.

For the year ended
October 31, 2025, the Bank’s contributions totalled $ 93

million (2024 – $
91

million) and were expensed as salaries and

employee benefits. As at
October 31, 2025, an aggregate of 23

million (October 31, 2024 –
24

million) common shares were held under

the Employee Ownership Plan. The shares

in the
Employee Ownership Plan are purchased in

the open market and are considered outstanding

for computing the Bank’s basic and diluted earnings

per share.
Dividends earned on the Bank’s

common shares held by the Employee Ownership

Plan are used to purchase additional common

shares for the Employee
Ownership Plan in the open market.